Business Acquisitions (Tables)	6 Months Ended
Jun. 30, 2021
Business Acquisition [Line Items]
Summary of Company's Assets and Liabilities and Reconciliation of Cash Paid for Net Assets Acquired
The net effect of acquisitions to the Company’s assets and liabilities and reconciliation of cash paid for net assets acquired for the six months ended June 30, 2021 and 2020, including amounts related to acquisitions not disclosed above, was as follows:

	Six Months Ended June 30,
(in thousands)	2021	2020
Assets Acquired
Accounts receivable	$185	$486
Other assets	2,601	433
Property and equipment	2,128	4,012
Goodwill	311,963	89,976
Intangibles	372,210	162,536

Total assets acquired	689,087	257,443

Liabilities Assumed
Due to sellers	295	16,288
Contingent consideration	9,600	—
Other liabilities	1,616	1,530

Total liabilities assumed	11,511	17,818

Net Assets Acquired	677,576	239,625
Issuance of Parent equity in connection with acquisitions	60,000	34,300

Acquisitions of subsidiaries, including non-compete intangibles, net of cash acquired	$617,576	$205,325

Summary of Pro Forma Information of the Combined Results of Operations	The following unaudited pro forma financial information summarizes the combined results of operations for the Company and its acquisitions of University and HP, as if the companies were combined as of January 1, 2020:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2021	2020	2021	2020
Revenue	$446,873	$281,597	$815,143	$582,482

Net income (loss)	$15,940	$7,821	$22,096	$21,073

University Health Care and Its Affiliates
Business Acquisition [Line Items]
Summary of Allocation of the Purchase Price	The following table provides the allocation of the purchase price:

(in thousands)
Accounts receivable, net of unpaid service provider costs	$2,217
Inventory	264
Property and equipment, net	1,636
Payor relationships	175,172
Non-compete intangibles	45,191
Other acquired intangibles	113,237
Other assets	116
Goodwill	273,427
Accounts payable and accrued expenses	(140)

Total purchase price, including non-compete intangibles	$611,120

HP Enterprises II LLC and Related Entities
Business Acquisition [Line Items]
Summary of Allocation of the Purchase Price	The following table provides the allocation of the purchase price:

(in thousands)
Property and equipment	$2,409
Non-compete intangibles	1,022
Acquired intangibles	117,014
Goodwill	74,852
Other assets	87

Total purchase price, including non-compete intangibles	$195,384

Primary Care Physicians and Related Entities
Business Acquisition [Line Items]
Summary of Allocation of the Purchase Price	The following table provides the allocation of the purchase price:

(in thousands)
Cash and cash equivalents	$191
Accounts receivable	486
Inventory	155
Property and equipment	1,518
Non-compete intangibles	846
Acquired intangibles	43,549
Goodwill	13,738
Accounts payable	(274)

Total purchase price, including non-compete intangibles	$60,209